Share-based payments - Warrants (Details)													6 Months Ended
	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 shares	Sep. 16, 2024 $ / shares shares	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Feb. 28, 2025 shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Number of warrants to purchase voting common shares issued	23,537	1,950	1,896	103	277	368	367	283	353	412	38	113	400
Warrants term	5 years 6 months		5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)	$ 15		$ 112.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875		$ 21.66	$ 162.43	$ 2,046.49	$ 1,417.5	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 15,593.04	$ 24,364.13